Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2020
Prepayments and other assets
Schedule of current and non-current prepayments and other assets

	March 31,
	2019	2020
Current
Advance to vendors (net of allowance)	746,513	706,317
Advance to joint venture (refer to note 42)	30,385	34,200
Balance with statutory authorities	47,865	43,626
Prepaid expenses	72,148	64,266
Due from employees	2,997	3,541
Total	899,908	851,950

Non-current
Prepaid expenses	1,527	1,216
Defined benefit plan asset (refer to Note 34)	6,339	1,898
	7,866	3,114

Schedule of changes in allowance for doubtful advances

	March 31,
	2019	2020
Balance at the beginning of the year	9,630	16,234
Provisions accrued during the year	10,299	12,364
Amount written off during the year	(3,695)	(4,064)
Balance at the end of the year	16,234	24,534